N-4	Aug. 15, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 15, 2023
Amendment Flag	false
Premier Solutions Chicago Public Schools
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions Chicago Public Schools | AmericanCenturyEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.14%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Chicago Public Schools | PIMCORealReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(12.22%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Premier Solutions Chicago Public Schools | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(14.40%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	0.75%